Schedule of Investments

November 30, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–159.80%(a)
Pennsylvania–150.56%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$10,850,383

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	1,900,265

Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM)(b)(c)	4.00%	01/01/2056	3,000	2,627,624

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(b)(c)	5.50%	01/01/2053	3,000	3,228,734

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(d)(e)	5.00%	04/01/2047	7,885	7,973,874

Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,011,271

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (3 mo. USD LIBOR + 0.82%)(f)	4.60%	02/01/2037	1,325	1,250,811

Series 2019 A, Ref. RB	4.00%	07/15/2038	3,915	3,866,212

Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	7,880	8,001,387

Series 2018, RB	4.00%	06/01/2048	2,100	2,012,578

Series 2022, RB	5.75%	06/01/2052	1,750	1,972,873

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	1,000	1,000,511

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(g)	5.00%	05/01/2042	500	491,125

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	467,388

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	542,434

Series 2017 C, RB	5.00%	05/15/2047	1,175	1,062,267

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	1,861,117

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	968,369

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	3,625	2,504,122

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,099,073

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,292,493

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	2,250	2,401,540

Series 2019, RB	4.00%	12/01/2049	1,650	1,582,059

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,246,352

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,920	1,920,105

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	150	97,069

Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2038	1,450	732,107

Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	275	186,526

Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	550	355,918

Series 2020 C, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	360	244,180

Commonwealth Financing Authority;
Series 2018, RB(d)(e)	5.00%	06/01/2031	3,500	3,733,782

Series 2018, RB(d)(e)	5.00%	06/01/2032	2,000	2,132,365

Series 2018, RB(d)(e)	5.00%	06/01/2033	2,000	2,131,009

Series 2018, RB(d)(e)	5.00%	06/01/2035	3,045	3,227,875

Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,314,610

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,176,492

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	310	310,022

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	794,897

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,115,831

Doylestown Hospital Authority; Series 2019, RB	4.00%	07/01/2045	450	330,494

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	$2,350	$2,352,537

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2014, RB(i)(j)	5.00%	07/01/2024	750	756,771

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	806,236

Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,798,492

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	92,859

Series 2021, RB	4.00%	05/01/2041	400	343,343

Series 2021, RB	5.00%	05/01/2047	150	141,838

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	2,543,662

Series 2019, RB	5.00%	12/01/2049	510	394,151

Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,931,925

Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,003,177

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	6,106,908

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,834,512

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	681,234

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,528,684

Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	641,201

Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,362,106

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,330,887

Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	790	795,753

Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,031,673

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	3,338,244

Lancaster School District; Series 2020, GO Bonds (INS - AGM)(c)	4.00%	06/01/2036	1,275	1,296,859

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	207,621

Series 2021, Ref. RB	4.00%	03/01/2051	265	198,851

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,076,262

Series 2019, Ref. RB	4.00%	07/01/2049	7,945	7,217,325

Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	1,250	1,283,071

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,649,030

Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	1,000	1,056,544

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	464,002

Series 2022 A, RB	4.50%	01/01/2045	450	381,289

Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	1,902,627

Montgomery (County of), PA; Series 2023, RB(g)	6.50%	09/01/2043	1,700	1,710,375

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	1,460	1,463,804

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,356,780

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	4.00%	05/01/2056	5,755	4,927,653

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,316,365

Series 2020 C, RB	4.00%	11/15/2043	200	167,133

Series 2020 C, RB	5.00%	11/15/2045	380	365,303

Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	914,790

Series 2021, Ref. RB	4.00%	10/01/2046	625	500,825

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	$1,750	$1,557,165

Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,146,065

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,011,176

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,197,157

Series 2016, Ref. RB	5.00%	08/15/2046	625	630,244

Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,044,336

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	444,473

Series 2019, Ref. RB	5.00%	11/01/2044	950	802,633

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	856,076

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,895,698

Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,722,693

Second series 2013, GO Bonds	5.00%	10/15/2031	1,500	1,501,376

Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	1,811,275

Series 2022, GO Bonds	5.00%	10/01/2042	1,000	1,108,300

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	3,750	3,866,396

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,568,140

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,281,170

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(g)	3.25%	08/01/2039	2,600	1,838,303

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,367,147

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,804,735

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,446,112

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,659,271

Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,754,040

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	393,404

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	296,590

Series 2021, Ref. RB	4.00%	07/01/2046	1,000	810,704

Series 2023, RB	5.25%	07/01/2049	710	689,546

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2022 A, Ref. RB	4.00%	02/15/2052	500	450,332

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,676,102

Series 2020 A, Ref. RB (INS - AGM)(c)	4.00%	05/01/2041	3,000	2,943,577

Series 2020 A, Ref. RB (INS - AGM)(c)	4.00%	05/01/2050	1,750	1,593,758

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,661,939

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,168,862

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	7,800	8,050,460

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,024,325

Series 2019, RB	4.00%	08/15/2044	5,810	5,607,976

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,938,894

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	$992	$1,050,848

Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college);
Series 2023, RB (INS - BAM)(c)	4.00%	10/01/2042	1,000	929,832

Series 2023, RB (INS - BAM)(c)	5.25%	10/01/2044	1,100	1,158,594

Series 2023, RB (INS - BAM)(c)	4.13%	10/01/2048	1,000	908,273

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2030	3,235	3,402,122

Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,060,871

Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	2,801,564

Second Series 2017, Ref. RB	5.00%	12/01/2041	700	719,314

Series 2009 C, RB (INS - AGM)(c)	6.25%	06/01/2033	5,840	6,287,368

Series 2009 E, RB	6.38%	12/01/2038	720	791,032

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,000	1,298,037

Series 2014, Ref. RB(i)	5.00%	12/01/2034	1,500	1,519,498

Series 2017 A, RB(d)(e)	5.50%	12/01/2042	10,000	10,358,488

Series 2017 B-1, RB	5.25%	06/01/2047	5,370	5,499,905

Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,059,891

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,044,361

Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	1,305	1,267,250

Series 2019 A, RB	5.00%	12/01/2049	5,000	5,211,659

Series 2021 A, Ref. RB	4.00%	12/01/2051	4,500	4,259,434

Series 2021 A, Ref. RB	4.00%	12/01/2051	6,000	5,651,390

Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,175,313

Series 2023, Ref. RB (SIFMA Municipal Swap Index + 0.85%)(f)(j)	4.15%	07/15/2026	2,000	1,994,900

Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	2.63%	06/01/2042	960	820,577

Series 2023 B, RB(b)	5.00%	06/01/2050	500	485,146

Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(b)	4.00%	06/01/2044	2,845	2,751,144

Pennsylvania State University (The); Series 2016 A, RB	5.00%	09/01/2041	3,245	3,366,654

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,117,190

Series 2017 A, RB(d)(e)	5.25%	10/01/2052	7,405	7,686,369

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	2,699,309

Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,080,869

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,037,818

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,377,837

Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	112,738

Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,077,121

Series 2020 A, RB	5.00%	11/01/2050	4,750	4,988,195

Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,314,227

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,000	1,767,145

Series 2021, Ref. RB (INS - AGM)(b)(c)	4.00%	07/01/2037	1,000	993,435

Sixteenth Series 2020 A, RB (INS - AGM)(c)	4.00%	08/01/2045	2,000	1,954,226

Sixteenth Series 2020 A, RB (INS - AGM)(c)	5.00%	08/01/2050	2,500	2,641,269

Philadelphia (City of), PA Authority for Industrial Development;
Series 2003, VRD RB (LOC - TD Bank, N.A.)(k)(l)	3.25%	12/01/2034	2,065	2,065,000

Series 2017, Ref. RB(g)	5.00%	03/15/2045	1,850	1,532,334

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(e)(i)(j)	5.00%	07/01/2024	6,000	6,061,015

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,249,457

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	2,930	2,973,934

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	893,409

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,116,964

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2026	$1,850	$1,806,964

Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	365	373,425

Series 2020, RB	5.00%	08/01/2040	620	613,411

Series 2020, RB	5.00%	08/01/2050	1,400	1,317,870

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,502,671

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,077,075

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	1,990,568

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	982,452

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	2,000	1,917,734

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,240,332

Series 2017, Ref. RB	5.00%	07/01/2049	3,500	2,718,034

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,028,719

Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,019,619

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	1,645	1,647,630

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	1,965	2,007,779

Series 2019 A, GO Bonds	5.00%	09/01/2044	2,450	2,545,659

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2019 A, RB (INS - AGM)(c)	5.00%	09/01/2044	2,255	2,383,359

Series 2019 B, Ref. RB (INS - AGM)(c)	4.00%	09/01/2034	1,600	1,636,622

Series 2020 B, RB (INS - AGM)(c)	4.00%	09/01/2045	1,350	1,314,654

Series 2020 B, RB (INS - AGM)(c)	4.00%	09/01/2050	3,540	3,364,226

Series 2023 A, RB (INS - AGM)(c)	4.25%	09/01/2053	450	442,863

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	2,814,698

Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	2,000	2,169,710

Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	975,938

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	748,455

West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,184,741

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,435,103

				408,784,933

Puerto Rico–7.27%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,279,363

Series 2005 A, RB(h)	0.00%	05/15/2050	17,475	3,218,280

Series 2005 B, RB(h)	0.00%	05/15/2055	7,700	819,959

Series 2008 A, RB(h)	0.00%	05/15/2057	9,170	677,706

Series 2008 B, RB(h)	0.00%	05/15/2057	28,400	1,590,974

Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	12,000	7,320,639

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(g)	5.00%	07/01/2033	1,000	1,012,009

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	2,660	2,637,712

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 C, RB(m)	5.00%	07/01/2053	1,825	1,181,680

				19,738,322

Virgin Islands–1.14%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	849,107

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	$2,230	$2,255,276

				3,104,383

Guam–0.83%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,187,045

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,062,609

				2,249,654

TOTAL INVESTMENTS IN SECURITIES(n)–159.80% (Cost $455,262,380)				433,877,292

FLOATING RATE NOTE OBLIGATIONS–(12.19)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052(o)				(33,100,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.66)%				(137,556,953)

OTHER ASSETS LESS LIABILITIES–3.05%				8,286,391

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$271,506,730

Investment Abbreviations:

AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
COP – Certificates of Participation
GO – General Obligation
INS – Insurer
LIBOR – London Interbank Offered Rate
LOC – Letter of Credit
NATL – National Public Finance Guarantee Corp.
RB – Revenue Bonds
Ref. – Refunding
SIFMA – Securities Industry and Financial Markets Association
USD – U.S. Dollar
VRD – Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $8,839,422, which represented 3.26% of the Trust’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	8.61%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $51,355,237 are held by TOB Trusts and serve as collateral for the $33,100,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Pennsylvania Value Municipal Income Trust